Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amount of Goodwill by Reporting Unit and Impairment Recognized

	December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2017	December 31, 2017
	Goodwill balance	Impairment	Currency translation adjustment	Goodwill balance
Office & Facilities	$224,683	$(224,683)	$-	$-
Industrial	13,067	-	86	13,153
Automotive	45,234	(45,561)	327	-
CPO	14,922	(14,922)	-	-
	$297,906	$(285,166)	$413	$13,153

Summary of Intangible Assets of Company by Major Class

The following table summarizes the intangible assets of the Company by major class of intangible assets and the cost, accumulated amortization, net carrying amount, and weighted average life (in thousands):

	December 31, 2017				December 31, 2016
				Weighted				Weighted
				Average				Average
	Gross		Net	Useful	Gross		Net	Useful
	Carrying	Accumulated	Carrying	Life	Carrying	Accumulated	Carrying	Life
	Amount	Amortization	Amount	(years)	Amount	Amortization	Amount	(years)
Intangible assets subject to amortization
Customer lists and other intangibles	$138,110	$(72,192)	$65,918	16	$137,452	$(62,235)	$75,217	16
Non-compete agreements	4,659	(4,260)	399	4	4,649	(4,260)	389	4
Trademarks	13,766	(6,642)	7,124	14	13,704	(5,620)	8,084	14
Total	$156,535	$(83,094)	$73,441		$155,805	$(72,115)	$83,690

Summary of Amortization Expense Expected to be Incurred Over Next Five Years on Intangible Assets

The following table summarizes the amortization expense expected to be incurred over the next five years on intangible assets (in thousands):

Year	Amounts
2018	$8,083
2019	6,966
2020	6,962
2021	6,962
2022	6,909